Property, Plant and Equipment - Components of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 801	$ 756
Less accumulated depreciation	(437)	(401)
Total property, plant and equipment, net	364	355
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	312	294
Plant and machinery
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	191	186
Equipment and other
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 298	$ 276